Segments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result
Reconciliation between IFRS and Underlying income, expenses and net result
2017	Income	Expenses	Taxation	Non- Controlling interests	Net result[1]
Net result IFRS attributable to equity holder of the parent					5,464

Net result IFRS from continuing operations	18,590	10,505	2,539	82	5,464
Remove impact of:
Special items[2]	–121		–121		0
Insurance Other[3]	53		1		52

Underlying[4]	18,521	10,505	2,418	82	5,516

1	Net result, after tax and non-controlling interests.
2	Special items in 2017, comprise a tax charge at ING Australia Holdings Ltd related to the years 2007-2013, for which a full reimbursement is expected to be received from NN Group.
3	Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group N.V.
4	Underlying figures are derived from figures according to IFRS by excluding the impact from divestments, special items, Insurance Other, and discontinued operations.
Reconciliation between IFRS and Underlying income, expenses and net result
2016	Income	Expenses	Taxation	Non- Controlling interests	Net result[1]
Net result IFRS attributable to equity holder of the parent					4,975
Net result from discontinued operations					–441

Net result IFRS from continuing operations	17,902	11,588	1,705	75	4,534
Remove impact of:
Special items[2]		–1,157	358		799
Insurance Other[3]	–33				–33

Underlying[4]	17,869	10,430	2,064	75	5,300

1	Net result, after tax and non-controlling interests.
2	Special items in 2016 primarily comprise restructuring charges and impairments related to the intended digital transformation programmes as announced in October 2016.
3	Insurance Other comprises mainly the net result relating to warrants on the shares of Voya Financial and NN Group N.V.
4	Underlying figures are derived from figures according to IFRS by excluding the impact from divestments, special items, Insurance Other, and discontinued operations.
Reconciliation between IFRS and Underlying income, expenses and net result
2015	Income	Expenses	Taxation	Non- Controlling interests	Net result[1]
Net result IFRS attributable to equity holder of the parent					4,926
Net result from discontinued operations					415

Net result IFRS from continuing operations	18,007	10,673	1,924	69	5,341
Remove impact of:
Divestments[2]	–367				–367
Special items[3]		–77	19		58
Intercompany eliminations between ING Bank and NN Group[4]	28	1	7		20
Insurance Other[5]	45	–4	5	2	42

Underlying[6]	17,713	10,593	1,953	72	5,095

1	Net result, after tax and non-controlling interests.
2	Divestments in 2015 reflected the result from the merger between ING Vysya and Kotak Mahindra Bank
3	Special items in 2015 comprised additional charges related to previously announced restructuring programmes in Retail Netherlands.
4	Intercompany eliminations between ING Bank and NN Group, prior to deconsolidation at the end of May 2015.
5	Insurance Other comprised mainly the net result relating to warrants on the shares of Voya Financial and NN Group N.V.
6	Underlying figures are derived from figures according to IFRS by excluding the impact from divestments, special items, Insurance Other, and discontinued operations.

Schedule of ING Group Total
ING Group Total
2017	ING Bank N.V.	Other Banking[1]	Total Banking	Legacy Insurance	Total
Underlying income
– Net interest income	13,714	–68	13,646		13,646
– Net commission income	2,714		2,714		2,714
– Total investment and other income	2,144	17	2,162		2,162

Total underlying income	18,572	–51	18,521		18,521
Underlying expenditure
– Operating expenses	9,795	34	9,829		9,829
– Additions to loan loss provision	676		676		676

Total underlying expenses	10,472	34	10,505		10,505

Underlying result before taxation	8,100	–84	8,016		8,016
Taxation	2,440	–22	2,418		2,418
Non-controlling interests	82		82		82

Underlying net result	5,578	–62	5,516		5,516
Special items	0		0		0
Insurance Other				–52	–52

Net result IFRS (continuing operations)	5,578	–62	5,516	–52	5,464

Net result IFRS attributable to equity holder of the parent	5,578	–62	5,516	–52	5,464

1	Comprises for the most part the funding charges of ING Groep N.V. (Holding).
ING Group Total
2016	ING Bank N.V.	Other Banking[1]	Total Banking	Legacy Insurance	Total
Underlying income
– Net interest income	13,317	–76	13,241		13,241
– Net commission income	2,434		2,433		2,433
– Total investment and other income	2,174	21	2,195		2,195

Total underlying income	17,925	–56	17,869		17,869
Underlying expenditure
– Operating expenses	9,445	11	9,456		9,456
– Additions to loan loss provision	974		974		974

Total underlying expenses	10,419	11	10,430		10,430
Underlying result before taxation	7,506	–67	7,439		7,439

Taxation	2,081	–17	2,064		2,064
Non-controlling interests	75		75		75

Underlying net result	5,350	–50	5,300		5,300
Special items	–799		–799		–799
Insurance Other				33	33

Net result IFRS (continuing operations)	4,551	–50	4,501	33	4,534
Total net result from discontinued operations NN Group				441	441

Net result IFRS attributable to equity holder of the parent	4,551	–50	4,501	474	4,975

1	Comprises for the most part the funding charges of ING Groep N.V. (Holding).
2015	ING Bank N.V.	Other Banking[1]	Total Banking	Legacy Insurance	Total
Underlying income
– Net interest income	12,744	–154	12,590		12,590
– Net commission income	2,320		2,320		2,320
– Total investment and other income	2,800	3	2,803		2,803

Total underlying income	17,864	–151	17,713		17,713
Underlying expenditure
– Operating expenses	9,231	15	9,246		9,246
– Additions to loan loss provision	1,347		1,347		1,347

Total underlying expenses	10,578	15	10,593		10,593

Underlying result before taxation	7,286	–166	7,120		7,120
Taxation	1,988	–35	1,953		1,953
Non-controlling interests	72		72		72

Underlying net result	5,226	–131	5,095		5,095
Divestments	367		367		367
Special items	–58		–58		–58
Intercompany eliminations between ING Bank and NN Group				–20	–20
Insurance Other				–42	–42

Net result IFRS (continuing operations)	5,535	–131	5,404	–63	5,341
Total net result from discontinued operations NN Group				–738	–738
Total net result from discontinued operations Voya				323	323

Net result IFRS attributable to equity holder of the parent	5,535	–131	5,404	–477	4,926

1	Comprised for the most part the funding charges of ING Groep N.V. (Holding).

Summary of Segments Banking by Line of Business

Segments Banking by line of business
2017	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line Banking	Total Banking
Underlying income
– Net interest income	3,610	1,842	1,704	2,437	3,827	226	13,646
– Net commission income	601	408	215	384	1,108	–3	2,714
– Total investment and other income	257	224	–28	207	1,804	–301	2,162

Total underlying income	4,468	2,473	1,891	3,028	6,739	–78	18,521
Underlying expenditure
– Operating expenses	2,212	1,584	1,032	1,919	2,792	290	9,829
– Additions to loan loss provision	13	104	–10	284	284	1	676

Total underlying expenses	2,224	1,688	1,022	2,203	3,076	291	10,505

Underlying result before taxation	2,243	785	869	825	3,663	–369	8,016
Taxation	566	296	241	188	1,140	–13	2,418
Non-controlling interests		–2	2	67	15		82

Underlying net result	1,678	491	625	569	2,508	–356	5,516
Special items						0	0

Net result IFRS	1,678	491	625	569	2,508	–356	5,516

Segments Banking by line of business
2016	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line Banking	Total Banking
Underlying income
– Net interest income	3,653	1,936	1,689	2,107	3,750	106	13,241
– Net commission income	546	385	183	320	1,003	–3	2,433
– Total investment and other income	237	253	51	432	1,266	–44	2,195

Total underlying income	4,436	2,573	1,923	2,859	6,019	59	17,869
Underlying expenditure
– Operating expenses	2,560	1,438	886	1,723	2,572	278	9,456
– Additions to loan loss provision	171	175	–18	278	368		974

Total underlying expenses	2,731	1,613	868	2,001	2,940	278	10,430

Underlying result before taxation	1,705	961	1,055	858	3,079	–219	7,439
Taxation	422	306	315	178	840	2	2,064
Non-controlling interests		1	2	60	11		75

Underlying net result	1,282	653	738	620	2,227	–221	5,300
Special items	–192	–418		–12	–149	–27	–799

Net result IFRS	1,090	235	738	608	2,078	–248	4,501

Segments Banking by line of business
2015	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line Banking	Total Banking
Underlying income
– Net interest income	3,683	1,953	1,634	1,935	3,538	–153	12,590
– Net commission income	515	397	172	278	962	–4	2,320
– Total investment and other income	205	195	104	195	2,231	–127	2,803

Total underlying income	4,403	2,546	1,910	2,408	6,731	–285	17,713
Underlying expenditure
– Operating expenses	2,475	1,532	842	1,594	2,559	245	9,246
– Additions to loan loss provision	433	169	57	210	478		1,347

Total underlying expenses	2,908	1,701	899	1,804	3,036	245	10,593

Underlying result before taxation	1,495	845	1,012	604	3,694	–530	7,120
Taxation	391	255	328	142	961	–125	1,953
Non-controlling interests		6	2	48	16		72

Underlying net result	1,104	583	681	414	2,717	–404	5,095
Divestments				367			367
Special items	–58						–58

Net result IFRS	1,046	583	681	781	2,717	–404	5,404

Summary of Geographical Segments Banking

Geographical segments Banking
2017	Netherlands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total Banking
Underlying income
– Net interest income	4,480	2,089	2,172	1,527	1,515	1,636	227	13,646
– Net commission income	871	519	269	232	316	509	–3	2,714
– Total investment and other income	1,141	574	148	–49	296	245	–193	2,162

Total underlying income	6,492	3,183	2,589	1,709	2,127	2,390	31	18,521
Underlying expenditure
– Operating expenses	2,930	2,063	1,154	1,142	1,126	1,113	301	9,829
– Additions to loan loss provision	3	160	–15	201	241	85	1	676

Total underlying expenses	2,933	2,223	1,140	1,344	1,367	1,198	301	10,505

Underlying result before taxation	3,559	960	1,449	366	760	1,192	–270	8,016
Taxation	882	416	459	132	151	379	–1	2,418
Non-controlling interests		–2	2		82			82

Underlying net result	2,677	546	988	234	527	813	–269	5,516
Special items							0	0

Net result IFRS	2,677	546	988	234	527	813	–269	5,516

Geographical segments Banking
2016	Netherlands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total Banking
Underlying income
– Net interest income	4,699	2,183	2,025	1,373	1,274	1,579	107	13,241
– Net commission income	779	482	241	171	309	452	–2	2,433
– Total investment and other income	967	462	–21	136	460	202	–12	2,195

Total underlying income	6,445	3,128	2,245	1,681	2,043	2,233	94	17,869
Underlying expenditure
– Operating expenses	3,301	1,796	987	951	1,103	1,029	290	9,456
– Additions to loan loss provision	310	215	–13	120	240	103		974

Total underlying expenses	3,610	2,010	973	1,071	1,343	1,132	290	10,430

Underlying result before taxation	2,835	1,118	1,272	610	700	1,101	–197	7,439
Taxation	705	319	395	174	125	335	10	2,064
Non-controlling interests		1	2		71			75

Underlying net result	2,130	797	875	436	504	766	–207	5,300
Special items	–268	–491		–13			–27	–799

Net result IFRS	1,863	306	875	423	504	766	–234	4,501

Geographical segments Banking
2015	Netherlands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total Banking
Underlying income
– Net interest income	4,677	2,287	1,812	1,268	1,147	1,551	–153	12,590
– Net commission income	754	497	215	156	267	435	–4	2,320
– Total investment and other income	1,428	402	83	14	330	580	–33	2,803

Total underlying income	6,861	3,185	2,109	1,439	1,743	2,566	–189	17,713
Underlying expenditure
– Operating expenses	3,220	1,943	917	840	1,061	1,003	262	9,246
– Additions to loan loss provision	654	166	77	99	176	175		1,347

Total underlying expenses	3,875	2,109	994	938	1,237	1,178	262	10,593

Underlying result before taxation	2,985	1,075	1,115	501	506	1,387	–451	7,120
Taxation	779	304	370	172	79	367	–117	1,953
Non-controlling interests		6	2		64			72

Underlying net result	2,206	765	743	329	363	1,021	–334	5,095
Divestments					367			367
Special items	–58							–58

Net result IFRS	2,148	765	743	329	730	1,021	–334	5,404